Commitments (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Rent expense					$ 9,000	$ 3,250
Incurred expenses	$ 24,000	$ 80,667	$ 134,567	$ 140,627	194,336
Other current liabilities					28,125
Other long term liabilities					0
Accounts payable	28,156		28,156		71,563	6,182
Contract and contribution payable, less current portion	100,000		100,000		$ 100,000	$ 178,125
Dr Gerlach [Member]
Accounts payable	$ 50,000		$ 50,000